Share-based compensation - Schedule of Share-Based Compensation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangement, Disclosure [Abstract]
Cost of revenues	$ 5,434	$ 13,055
Research and development, net	7,662	20,813
Sales and marketing	2,737	11,207
General and administrative	47,870	36,888
Total expenses	$ 63,703	$ 81,963